Shareholders’ Equity (Details) - USD ($)											12 Months Ended
		Nov. 07, 2024	Sep. 12, 2024	Sep. 05, 2023	Sep. 01, 2023	Sep. 24, 2021	Jun. 30, 2020	May 01, 2020	Apr. 06, 2020	Dec. 06, 2019	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	May 02, 2023	Sep. 04, 2022	Feb. 02, 2022	Jan. 13, 2022	Dec. 13, 2021	May 31, 2020
Shareholders’ Equity [Line Items]
Authorized common shares													5,000,000					31,000,000
Common stock par value (in Dollars per share)													$ 0.01						$ 0.01
Capital contribution (in Dollars)							$ 4,550,000
Incentive plan term											10 years
Fair value (in Dollars)		$ 43,200	$ 9,114,000
Restricted stocks, description											Pursuant to the agreement, one-third (33%) of the common shares of restricted stock vested on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant.
Share based compensation (in Dollars)												$ 125,630	$ 1,097,415	$ 498,825
Underwritten public offering (in Dollars)												$ 77,000,000
Warrant shares											705,453
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares											706,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Authorized common shares																31,000,000
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized common shares	[1]										30,000,000				30,000,000
Common stock par value (in Dollars per share)	[1]										$ 0.01				$ 0.01
Common stock, shares issued	[1]										4,725,096				4,017,596
Common stock shares outstanding	[1]										4,538,358				3,952,198
Common stock, par value (in Dollars per share)										$ 6.21
Fair value (in Dollars)				$ 12,015	$ 19,800	$ 71,175			$ 1,721,870
Closing price per share (in Dollars per share)			$ 13.02						$ 73.9
Common stock retroactively issued																	7,500
Authorized to grant shares		4,500	700,000
Warrant shares																				706,000
Class A Common Stock [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued																				1,219,000
Class A Common Stock [Member] | Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																				$ 0.01
Class A Common Stock [Member] | 2019 Plan [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued											100,000
Class A Common Stock [Member] | Nami [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued																					1,562,726
Fair value of purchase consideration (in Dollars)											$ 18,330,776
Class A Common Stock [Member] | Amended M&A [Member]
Shareholders’ Equity [Line Items]
Authorized common shares												30,000,000	4,000,000
Common stock, shares issued												4,006,263	3,981,262
Common stock shares outstanding												3,944,075	3,981,262
Class A Common Stock [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued											4,725,096
Common stock shares outstanding											4,538,358
Common stock, par value (in Dollars per share)																$ 30,000,000
Common stock par value (in Dollars per share)																$ 0.01
Restricted common stock				4,500	7,500	750			30,000
Class A Common Stock [Member] | Two Officers [Member]
Shareholders’ Equity [Line Items]
Shares forfeited and cancelled									6,700
Class B Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized common shares	[1]										1,000,000				1,000,000
Common stock par value (in Dollars per share)	[1]										$ 0.01				$ 0.01
Common stock, shares issued	[1]										0				0
Common stock shares outstanding	[1]										0				0
Class B Common Stock [Member] | Amended M&A [Member]
Shareholders’ Equity [Line Items]
Authorized common shares												1,000,000	1,000,000
Class B Common Stock [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Authorized common shares																1,000,000
Common stock par value (in Dollars per share)																$ 0.01
Private Placement [Member] | Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares sold										1,048,932
Net proceeds (in Dollars)								$ 6,503,378

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.